Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 140,865,188.73
Previously Paid Amount	0.00
Total Fee Amount	19,453.48
Total Offset Amount	0.00
Net Fee	$ 19,453.48
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A